Note 10 - Financial assets and liabilities held for trading	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities held for trading
Financial Assets and Liabilities held for trading

10. Financial assets and liabilities held for trading

10.1. Breakdown of the balance

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	2020	2019	2018
ASSETS
Derivatives (*)		40.183	32.232	29.523
Equity instruments	7.2.2	11.458	8.892	5.254
Credit institutions		633	1.037	880
Other sectors		10.824	7.855	4.374
Debt securities	7.2.2	23.970	26.309	25.577
Issued by central banks		1.011	840	1.001
Issued by public administrations		19.942	23.918	22.950
Issued by financial institutions		1.479	679	790
Other debt securities		1.538	872	836
Loans and advances	7.2.2	32.647	34.303	28.750
Loans and advances to central banks		53	535	2.163
Reverse repurchase agreement (**)		53	535	2.163
Loans and advances to credit institutions		20.499	21.286	14.566
Reverse repurchase agreement (**)		20.491	21.219	13.305
Loans and advances to customers		12.095	12.482	12.021
Reverse repurchase agreement (**)		11.493	12.187	11.794
Total assets	8.1	108.257	101.735	89.103
LIABILITIES
Derivatives (*)		41.680	34.066	30.801
Short positions		12.312	12.249	11.025
Deposits		32.496	42.365	37.934
Deposits from central banks		6.277	7.635	10.511
Repurchase agreement (**)		6.277	7.635	10.511
Deposits from credit institutions		16.558	24.969	15.687
Repurchase agreement (**)		16.217	24.578	14.839
Customer deposits		9.660	9.761	11.736
Repurchase agreement (**)		9.616	9.689	11.466
Total liabilities	8.1	86.488	88.680	79.761

(*) The variation in 2020 is mainly due to the evolution of exchange rate derivatives at BBVA, S.A. The information for 2019 and 2018 has been subject to certain modifications related to the operation of non-significant cross currency swaps in order to improve comparability with the figures for 2020.

(**) See Note 35.

As of December 31, 2020, 2019 and 2018 “Short positions” include €11,696, €11,649 and €10,255 million, respectively, held with general governments.

10.2. Derivatives

The derivatives portfolio arises from the Group’s need to manage the risks it is exposed to in the normal course of business and also to market products amongst the Group’s customers. As of December 31, 2020, 2019 and 2018, trading derivatives were mainly contracted in over-the-counter (OTC) markets, with counterparties, consisting primarily of foreign credit institutions and other financial corporations, and are related to foreign-exchange, interest-rate and equity risk.

Below is a breakdown of the net positions by transaction type of the fair value and notional amounts of derivatives recognized in the accompanying consolidated balance sheets, divided into organized and OTC markets:

Derivatives by type of risk and by product or by type of market (Millions of Euros)
	2020			2019			2018
	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total
Interest rate	26.451	26.028	3.252.066	21.004	20.378	3.024.794	18.546	18.169	2.929.371
OTC	26.447	26.020	3.233.718	21.004	20.377	2.997.443	18.546	18.169	2.910.016
Organized market	3	8	18.348	-	1	27.351	-	-	19.355
Equity instruments	2.626	4.143	72.176	2.263	3.499	84.140	2.799	2.956	114.184
OTC	584	1.836	42.351	353	1.435	40.507	631	463	39.599
Organized market	2.042	2.307	29.825	1.910	2.065	43.633	2.168	2.492	74.586
Foreign exchange and gold	10.952	11.216	461.898	8.608	9.788	472.194	7.942	9.280	432.283
OTC	10.942	11.216	457.180	8.571	9.782	463.662	7.931	9.225	426.952
Organized market	10	-	4.719	37	6	8.532	11	55	5.331
Credit	153	292	23.411	353	397	29.077	232	393	25.452
Credit default swap	146	156	21.529	338	283	26.702	228	248	22.791
Credit spread option	-	-	-	-	2	150	2	-	500
Total return swap	7	136	1.882	14	113	2.225	2	145	2.161
Commodities	1	1	26	4	4	64	3	3	67
DERIVATIVES	40.183	41.680	3.809.577	32.232	34.066	3.610.269	29.523	30.801	3.501.358
Of which: OTC - credit institutions	24.432	27.244	958.017	19.962	22.973	1.000.243	16.305	18.055	897.384
Of which: OTC - other financial corporations	8.211	8.493	2.663.978	6.028	6.089	2.370.988	7.136	7.522	2.355.784
Of which: OTC - other	5.484	3.627	134.690	4.294	2.932	159.521	3.902	2.677	148.917